Convertible Notes - Schedule of Interest Expense Schedule of Interest Expense Related to Convertible Notes (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Amortization of discount	$ 5,033	$ 2,180
Convertible Senior Notes Due 2023
Debt Instrument [Line Items]
Contractual coupon interest	11,875	5,302
Amortization of discount	3,821	2,152
Amortization of transaction costs	1,212	28
Total	$ 16,908	$ 7,482